Incorporated herein by reference is a supplement to the prospectus of each of the ETFs listed below filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 30, 2011 (SEC Accession No. 0000950123-11-087971).

ETF
Columbia Growth Equity Strategy Fund
Columbia Large-Cap Growth Equity Strategy Fund
Columbia Intermediate Municipal Bond Strategy Fund
Columbia Core Bond Strategy Fund
Columbia Concentrated Large Cap Value Strategy Fund